CONCENTRATIONS	12 Months Ended
Dec. 31, 2019
11. CONCENTRATIONS

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of December 31, 2019 and 2018, $1,701,662 and $2,077,146 of the Company’s cash was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. For the years ended December 31, 2019, 2018 and 2017, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries located in the PRC.

For the year ended December 31, 2019, two customers accounted for approximately 36.3% and 30.9% of the Company’s total revenue, respectively. For the year ended December 31, 2018, two customers accounted for approximately 44.2% and 37.1% of the Company’s total revenue, respectively. For the year ended December 31, 2017, two customers accounted for approximately 55.2% and 31.3% of the Company’s total revenue, respectively.

As of December 31, 2019, one customer accounted for 82.1% of the total outstanding accounts and contracts receivable balance.. As of December 31, 2018, one customer accounted for 81.0% of the total accounts receivable balance.

For the year ended December 31, 2019, three suppliers accounted for approximately 26.0%, 15.9% and 14.6% of the total purchases, respectively. For the year ended December 31, 2018, two suppliers accounted for approximately 21.2% and 12.2% of the total purchases, respectively. For the year ended December 31, 2017, four suppliers accounted for approximately 38.1%, 16.1%, 11.9% and 11.2% of the total purchases, respectively.